Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001466301
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	Clovis Oncology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35347
Entity Tax Identification Number	90-0475355
Entity Address, Address Line One	5500 Flatiron Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	625-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock par Value $0.001 per Share
Trading Symbol	CLVS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false